Form N-CSR Cover	6 Months Ended
May 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	Explanatory Note: The Registrant is filing this amendment to its Form N-CSRS (the "Amendment") for the period ended May 31, 2025 originally filed with the Securities and Exchange Commission on August 4, (Accession Numbers 0000811860-25-000010). The sole purpose of the Amendment is to correct the primary benchmark for Saturna Sustainable Bond Fund. Except as set forth above, the Amendment does not amend, update or change any other items or disclosures found in the Original Filing
Registrant Name	SATURNA INVESTMENT TRUST
Entity Central Index Key	0000811860
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025